Convertible Debt - Related Party (Detail Textuals 1)	1 Months Ended			9 Months Ended		12 Months Ended
	Jan. 19, 2019 $ / shares shares	Jan. 19, 2018 $ / shares shares	Dec. 28, 2017 USD ($) Day $ / shares	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Short-term Debt [Line Items]
Aggregate gross proceeds						$ 900,000
Proceeds from secured convertible promissory note - related party					$ 400,000	400,000	$ 500,000
Funding of remaining bridge loan				$ 9,301			154,092
Convertible debt							$ 235,000
Loss on extinguishment of secured convertible promissory note - related party					$ (590,392)	$ (590,392)
Emerald Health Sciences Inc
Short-term Debt [Line Items]
Initial conversion price | $ / shares		$ 0.10
Number of notes converted into common stock | shares		9,000,000
Effective interest rate					13.94%	13.94%	13.94%
Emerald Health Sciences Inc | Subsequent Event
Short-term Debt [Line Items]
Initial conversion price | $ / shares	$ 0.10
Number of notes converted into common stock | shares	9,000,000
Bridge Loan | Secured promissory note and security agreement | Emerald Health Sciences Inc
Short-term Debt [Line Items]
Aggregate gross proceeds			$ 900,000
Bridge loan interest rate			12.00%
Initial conversion price | $ / shares		$ 0.10	$ 0.10
Proceeds from secured convertible promissory note - related party			$ 500,000
Funding of remaining bridge loan			400,000
Convertible debt			265,000
Additional conversion liability			$ 360,000
Number of trading days as of financing close date | Day			1